Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 120,228	$ 3,667	$ 32,840	$ 102,438
Total disaggregation revenue	120,228	$ 3,667	32,840	102,438
Sale of artificial intelligence product [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	79,222
Total disaggregation revenue	79,222
Sales of optical components [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	22,051
Total disaggregation revenue	22,051
Sales of laser module [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	13,013
Total disaggregation revenue	13,013
Sales of Quantum Dot Light Emitting Diode (“QLED”) [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	5,942
Total disaggregation revenue	5,942
Sale of laser diode modules and related components [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue			32,684	97,587
Total disaggregation revenue			32,684	97,587
Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue			156	4,851
Total disaggregation revenue			156	4,851
Taiwan [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	48,081		1,659	10,006
Total disaggregation revenue	48,081		1,659	10,006
Mainland China [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	33,495		20,515	75,246
Total disaggregation revenue	33,495		20,515	75,246
Malaysia [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	22,381
Total disaggregation revenue	22,381
Germany [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	7,377		7,488	14,926
Total disaggregation revenue	7,377		7,488	14,926
Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	8,895		3,178	2,260
Total disaggregation revenue	$ 8,895		$ 3,178	$ 2,260